FAIR VALUE MEASUREMENTS (Details) € in Millions	12 Months Ended				36 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Derivative [Line Items]
Derivative Liabilities Current	¥ 0		¥ 61,271,965		¥ 61,271,965
Fair Value Adjustment of Warrants	0				0
Impairment of Long-Lived Assets to be Disposed of	114,167,665	$ 17,496,960	68,262,038	¥ 14,548,043
Change in fair value of derivative forward contracts
Derivative [Line Items]
Derivative, Notional Amount						$ 800,000,000	€ 100	$ 848,000,000	€ 0
Loss/ gain on derivative	¥ 191,200,000		78,300,000
Foreign exchange option
Derivative [Line Items]
Derivative, Notional Amount | $						$ 170,000,000.0		$ 0		$ 167,000,000.0
Remaining maturity of foreign currency derivative	12 months	12 months
Loss/ gain on derivative	¥ 3,607,817		330,706	9,720,182
Change in fair value of convertible senior notes and call option
Derivative [Line Items]
Loss/ gain on derivative	725,800,000		29,300,000
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount	¥ 78,878,089		¥ 69,974,512	¥ 9,701,051	¥ 69,974,512